PENSION AND OTHER POSTRETIREMENT BENEFITS - Net Periodic Benefit (Income) Cost Recognized in Other Comprehensive (Income) Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension ongoing income—non-service
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (income) cost	$ (544)	$ (591)	$ (532)
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	27	28	29
Interest cost	576	599	645
Expected return on plan assets	(1,153)	(1,125)	(1,111)
Amortization of prior service (credit) cost	0	(7)	(42)
Recognition of actuarial (gains) losses	39	0	0
Settlements and curtailments	0	0	0
Net periodic benefit (income) cost	(511)	(505)	(479)
Net periodic benefit (income) cost - discontinued operations	(4)	(5)	(5)
Net periodic benefit (income) cost - continuing operations	(507)	(500)	(474)
Actuarial (gains) losses	935	(462)	378
Prior service (credit) cost	0	0	0
Prior service credit recognized during year	0	7	42
Actuarial (gains) losses recognized during year	(52)	0	0
Foreign currency translation loss (gain)	0	0	0
Total recognized in Other comprehensive (income) loss	883	(455)	420
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	372	(960)	(59)
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	12	11
Interest cost	179	191	200
Expected return on plan assets	(279)	(301)	(274)
Amortization of prior service (credit) cost	2	1	0
Recognition of actuarial (gains) losses	124	126	153
Settlements and curtailments	68	(17)	0
Net periodic benefit (income) cost	98	12	90
Net periodic benefit (income) cost - discontinued operations	2	2	2
Net periodic benefit (income) cost - continuing operations	96	10	88
Actuarial (gains) losses	220	19	198
Prior service (credit) cost	0	14	0
Prior service credit recognized during year	(2)	2	0
Actuarial (gains) losses recognized during year	(199)	(126)	(153)
Foreign currency translation loss (gain)	31	(1)	17
Total recognized in Other comprehensive (income) loss	50	(92)	62
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	148	(80)	152
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Interest cost	5	5	6
Amortization of prior service (credit) cost	(11)	(12)	(20)
Recognition of actuarial (gains) losses	(10)	(11)	(13)
Net periodic benefit (income) cost	(16)	(18)	(27)
Actuarial (gains) losses	9	(7)	3
Prior service credit recognized during year	11	12	20
Actuarial (gains) losses recognized during year	10	11	13
Total recognized in Other comprehensive (income) loss	30	16	36
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$ 14	$ (2)	$ 9